Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of cash

	December 31,
	2021	2020

GBP	£90,467	£49,127
USD	$284,410	$1,879,166